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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

                     ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-09721

                               -----------------

                         PIMCO Managed Accounts Trust
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                               -----------------

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (888) 877-4626

                    Date of fiscal year end: December 31

            Date of reporting period: July 1, 2016 to June 30, 2017

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09721
Reporting Period: 07/01/2016 - 06/30/2017
PIMCO Managed Accounts Trust









======================== Fixed Income SHares (Series R) ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series C =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series LD ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income SHares: Series M =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================== Fixed Income Shares: Series TE ========================


PUERTO RICO ELECTRIC POWER AUTHORITY

Ticker:                      Security ID:  74526QLY6
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

========== END NPX REPORT

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                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2017